Income Taxes (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 5,505,000
Increase in valuation allowance	$ 86,000	$ 8,400